Guarantees, commitments, pledged assets and contingencies (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties

The table below summarizes our maximum exposure to credit losses related to our guarantees and commitments provided to third parties. The maximum exposure to credit risk relating to a guarantee is the maximum risk of loss if there was a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions, insurance policies or from collateral held or pledged. The maximum exposure to credit risk relating to a commitment to extend credit is the full amount of the commitment. In both cases, the maximum risk exposure is significantly greater than the amount recognized as a liability in our Consolidated Balance Sheets.

	Maximum exposure to credit losses
	As at
(Millions of Canadian dollars)	October 31 2018	October 31 2017(1)
Financial guarantees
Financial standby letters of credit	$15,502	$16,295
Commitments to extend credit
Backstop liquidity facilities	36,267	36,056
Credit enhancements	2,128	2,261
Documentary and commercial letters of credit	268	286
Other commitments to extend credit	223,954	185,286
Other credit-related commitments
Securities lending indemnifications	107,239	101,844
Performance guarantees	6,955	6,579
Other	391	154

(1)	Amounts have been revised from those previously presented.

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged

Details of assets pledged against liabilities and collateral assets held or re-pledged are shown in the following tables:

	As at
(Millions of Canadian dollars)	October 31 2018	October 31 2017 (1)
Sources of pledged assets and collateral
Bank assets
Loans	$79,798	$80,467
Securities	48,993	43,149
Other assets	19,406	19,524
	148,197	143,140
Client assets (2)
Collateral received and available for sale or re-pledging	402,187	288,945
Less: not sold or re-pledged	(53,590)	(56,820)
	348,597	232,125
	$496,794	$375,265
Uses of pledged assets and collateral
Securities borrowing and lending	$119,087	$70,893
Obligations related to securities sold short	32,247	30,008
Obligations related to securities lent or sold under repurchase agreements	209,353	145,342
Securitization	49,997	48,461
Covered bonds	36,959	37,041
Derivative transactions	21,110	21,508
Foreign governments and central banks	5,058	3,280
Clearing systems, payment systems and depositories	4,006	3,621
Other	18,977	15,111
	$496,794	$375,265

(1)	Amounts have been revised from those previously presented.
(2)	Primarily relates to Obligations related to securities lent or sold under repurchase agreements, Securities lent and Derivative transactions.

Summary of Future Minimum Lease Payments Under Finance Leases

The future minimum lease payments under the finance leases are as follows:

	As at
	October 31, 2018			October 31, 2017
(Millions of Canadian dollars)	Total future minimum lease payments	Future interest charges	Present value of finance lease commitments	Total future minimum lease payments	Future interest charges	Present value of finance lease commitments
Future minimum lease payments
No later than one year	$25	$(2)	$23	$17	$(2)	$15
Later than one year and no later than five years	25	(2)	23	21	(2)	19
	$50	$(4)	$46	$38	$(4)	$34

Summary of Minimum Future Lease Payments Under Non-cancellable Operating Leases

The minimum future lease payments under non-cancellable operating leases are as follows.

	As at
	October 31, 2018		October 31, 2017
(Millions of Canadian dollars)	Land and buildings	Equipment	Land and buildings	Equipment
Future minimum lease payments
No later than one year	$684	$103	$643	$94
Later than one year and no later than five years	2,081	137	2,006	192
Later than five years	2,816	–	2,868	–
	5,581	240	5,517	286
Less: Future minimum sublease payments to be received	(11)	–	(21)	–
Net future minimum lease payments	$5,570	$240	$5,496	$286